Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Receivables-included in accounts receivable	$ 44,419	$ 38,410
Deferred revenue-current portion	(3,753)	(1,295)
Deferred revenue-noncurrent portion	(924)	(809)
Revenue recognized	1,200	2,100
Payments in advance from customers	700
Estimated deferred revenue
Not later than 1 year	3,753
Between 1 to 2 years	661
Between 2 to 3 years	253
Between 3 to 4 years	10
Total deferred revenue	4,677
ASU 2014-09
Disaggregation of Revenue [Line Items]
Cumulative adjustment to opening accumulated losses upon adoption		(1,083)
ASU 2014-09 | Accumulated Losses
Disaggregation of Revenue [Line Items]
Cumulative adjustment to opening accumulated losses upon adoption		(1,080)
Adjustments | ASU 2014-09
Disaggregation of Revenue [Line Items]
Deferred revenue-current portion	2,434
Deferred revenue-noncurrent portion	267
Innovation Platform
Disaggregation of Revenue [Line Items]
Receivables-included in accounts receivable	6,483	6,535
Deferred revenue-current portion	(1,999)	(1,295)
Deferred revenue-noncurrent portion	(924)	(809)
Commercial Platform
Disaggregation of Revenue [Line Items]
Receivables-included in accounts receivable	40,486	$ 35,735
Deferred revenue-current portion	$ (1,754)